Document and Entity Information	Total
Prospectus [Line Items]
Document Period End Date	May 11, 2017
Document Type	497
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	May 11, 2017
Document Effective Date	May 11, 2017
Prospectus Date	Mar. 01, 2017
Hartford Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Trading Symbol	HERAX
Hartford Emerging Markets Equity Fund | Class T
Prospectus [Line Items]
Trading Symbol	HERLX
Hartford Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Trading Symbol	HERCX
Hartford Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Trading Symbol	HERIX
Hartford Emerging Markets Equity Fund | Class R3
Prospectus [Line Items]
Trading Symbol	HERRX
Hartford Emerging Markets Equity Fund | Class R4
Prospectus [Line Items]
Trading Symbol	HERSX
Hartford Emerging Markets Equity Fund | Class R5
Prospectus [Line Items]
Trading Symbol	HERTX
Hartford Emerging Markets Equity Fund | Class Y
Prospectus [Line Items]
Trading Symbol	HERYX
Hartford Emerging Markets Equity Fund | Class F
Prospectus [Line Items]
Trading Symbol	HERFX